SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in Fair Value of Convertible Preferred Stock (Details) - Mandatorily Redeemable Preferred Stock - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period		$ 0	$ 0
Change in estimated fair value	$ 0	$ (1,300)	1,324
Settlement of forward contract liability			(1,324)
Estimated fair value at end of period			$ 0